STOCK-BASED COMPENSATION (Details 4)	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub-limit for all types of stock awards included in available to be issued stock options (in shares)	1,420,442
2000 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	277,586
Number of shares available for grant or purchase (in shares)	2,911
2003 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	389,921
Number of shares available for grant or purchase (in shares)	10,138
2006 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	1,591,479
Number of shares available for grant or purchase (in shares)	168,783
2009 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	2,762,161
Number of shares available for grant or purchase (in shares)	506,610
2014 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	3,000,000
Number of shares available for grant or purchase (in shares)	2,009,000
Long Term Incentive Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	8,021,147
Long Term Incentive Stock Option Plan Expired And Assumed
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant or purchase (in shares)	2,697,442
1997 Stock Plan For Non Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	572,978
Number of shares available for grant or purchase (in shares)	567,476
Employee deferral Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	45,627
Number of shares available for grant or purchase (in shares)	45,623
Stock Purchase Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long Term Incentive Plan authorized additional shares reserved for issuance (in shares)	618,605
Number of shares available for grant or purchase (in shares)	613,099
Committed shares reserved under the stock purchase plans for non employee Directors	5,501